Business segments - Contribution of Segments to Overall Profitability (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Total fee and other revenue		$ 13,313	$ 12,831	$ 13,274
Net interest revenue (expense)		2,618	2,977	3,188
Total revenue		15,931	15,808	16,462
Provision for credit losses	[1]	(231)	336	(25)
Net income (loss) attributable to noncontrolling interests		12	9	26
Operating segments
Segment Reporting Information [Line Items]
Total fee and other revenue		13,301	12,822	13,248
Net interest revenue (expense)		2,618	2,977	3,188
Total revenue		15,919	15,799	16,436
Provision for credit losses		(231)	336	(25)
Noninterest expense		11,514	11,004	10,900
Income (loss) before income taxes		$ 4,636	$ 4,459	$ 5,561
Pre-tax operating margin		29.00%	28.00%	34.00%
Average assets		$ 452,232	$ 413,318	$ 345,955
Operating segments | Securities Services Segment
Segment Reporting Information [Line Items]
Total fee and other revenue		5,818	5,678	5,461
Net interest revenue (expense)		1,426	1,697	1,896
Total revenue		7,244	7,375	7,357
Provision for credit losses		(134)	215	(11)
Noninterest expense		5,852	5,556	5,457
Income (loss) before income taxes		$ 1,526	$ 1,604	$ 1,911
Pre-tax operating margin		21.00%	22.00%	26.00%
Average assets		$ 228,915	$ 202,761	$ 167,057
Operating segments | Market and Wealth Services Segment
Segment Reporting Information [Line Items]
Total fee and other revenue		3,583	3,578	3,465
Net interest revenue (expense)		1,158	1,228	1,230
Total revenue		4,741	4,806	4,695
Provision for credit losses		(67)	100	(5)
Noninterest expense		2,676	2,614	2,639
Income (loss) before income taxes		$ 2,132	$ 2,092	$ 2,061
Pre-tax operating margin		45.00%	44.00%	44.00%
Average assets		$ 145,123	$ 123,554	$ 95,932
Operating segments | Investment and Wealth Management
Segment Reporting Information [Line Items]
Total fee and other revenue		3,849	3,495	3,485
Net interest revenue (expense)		193	197	222
Total revenue		4,042	3,692	3,707
Provision for credit losses		(13)	20	(1)
Noninterest expense		2,825	2,701	2,647
Income (loss) before income taxes		$ 1,230	$ 971	$ 1,061
Pre-tax operating margin		30.00%	26.00%	29.00%
Average assets		$ 30,980	$ 30,459	$ 29,479
Net income (loss) attributable to noncontrolling interests		12	9	26
Operating segments | Other
Segment Reporting Information [Line Items]
Total fee and other revenue		51	71	837
Net interest revenue (expense)		(159)	(145)	(160)
Total revenue		(108)	(74)	677
Provision for credit losses		(17)	1	(8)
Noninterest expense		161	133	157
Income (loss) before income taxes		(252)	(208)	528
Average assets		$ 47,214	$ 56,544	$ 53,487

[1]	The provision for credit losses for 2021 and 2020 relates to the financial instruments within the scope of ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments.